UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments.

Income Opportunities Fund	January 31, 2019
(Unaudited)

Schedule of Investments

	Par†	Value
LEVERAGED LOANS - 72.1%
Aerospace & Defense - 0.5%
EaglePicher Technologies, LLC, TL 2L 02/18
9.749% (1 Month US LIBOR + 7.250%), 03/08/2026 (a)	1,838,910	$1,742,367

Chemicals - 1.8%
Emerald Performance Materials, LLC, TL 2L 07/14
10.249% (1 Month US LIBOR + 7.750%), 08/01/2022 (a)	1,401,160	1,396,487
Invictus, TL 2L 01/18
9.249% (1 Month US LIBOR + 6.750%), 03/30/2026 (a)	1,082,100	1,076,690
New Arclin US Holding Corp., TL 2L 02/17
11.249% (1 Month US LIBOR + 8.750%), 02/14/2025 (a)	282,363	280,245
SI Group, Inc., TL 1L 07/18
7.537% (3 Month US LIBOR + 4.750%), 10/15/2025 (a)	950,317	943,190
Vantage Specialty Chemicals, Inc., TL 2L 10/17
10.884% (3 Month US LIBOR + 8.250%), 10/26/2025 (a)	2,397,730	2,322,801
		6,019,413
Commercial Services & Supplies - 10.2%
Acosta Holdco., Inc., TL 1L B 04/15
5.749% (1 Month US LIBOR + 3.250%), 09/26/2021 (a)	13,710,515	6,543,343
Advantage Sales & Marketing, Inc., TL 1L B 06/14
5.749% (1 Month US LIBOR + 3.250%), 07/23/2021 (a)	8,638,840	7,636,734
Advantage Sales & Marketing, Inc., TL 2L 06/14
8.999% (1 Month US LIBOR + 6.500%), 07/25/2022 (a)	2,795,532	2,129,846
Koosharem, LLC, TL 1L B 10/18
7.303% (3 Month US LIBOR + 4.500%), 04/18/2025 (a)	5,694,015	5,670,898
Monitronics International, Inc., TL 1L 03/12
8.303% (3 Month US LIBOR + 5.500%), 09/30/2022 (a)	9,259,065	8,151,820
Vivint, Inc., TL 1L B 06/18
7.501% (1 Month US LIBOR + 5.000%), 04/01/2024 (a)	3,879,427	3,819,626
		33,952,267
Construction & Engineering - 1.3%
Yak Access, LLC, TL 1L B 05/18
7.499% (1 Month US LIBOR + 5.000%), 07/11/2025 (a)	5,316,046	4,492,059

Containers & Packaging - 0.0%
Greif, Inc. Bridge Loan Unsecured 01/19
7.488%, 03/21/2020 (i)	1,259,000	—

Distributors - 2.6%
Distribution International, Inc., TL 1L 12/14
7.810% (3 Month US LIBOR + 5.000%), 12/15/2021 (a)	9,615,210	8,701,765

Diversified Consumer Services - 0.9%
Jostens, Inc., TL 1L 12/18
8.134% (3 Month US LIBOR + 5.500%), 12/19/2025 (a)	3,142,549	3,134,693

Diversified Telecommunicaiton Services - 0.9%
Onvoy LLC, TL 1L 01/17
7.303% (3 Month US LIBOR + 4.500%), 02/10/2024 (a)	3,520,421	3,119,973

	Par†	Value
LEVERAGED LOANS - 72.1% (continued)
Diversified Telecommunication Services - 0.9% (continued)
Peak 10 Holding Corp., TL 1L 07/17
6.303% (3 Month US LIBOR + 3.500%), 08/01/2024 (a)	20,750	$18,822
		3,138,795
Electronic Equipment, Instruments & Components - 3.0%
Excelitas Technologies Corp., TL 2L 10/17
10.308% (3 Month US LIBOR + 7.500%), 12/01/2025 (a)	10,169,900	10,042,776
Laird PLC, TL 1L B 04/18
7.235% (3 Month US LIBOR + 4.500%), 07/09/2025 (a) (b)	10,378	10,239
		10,053,015
Food & Staples Retailing - 0.5%
Grocery Outlet, Inc., TL 2L 10/18
10.053% (3 Month US LIBOR + 7.250%), 10/22/2026 (a)	1,580,650	1,570,115

Food Products - 0.4%
CSM Bakery Products, TL 2L 07/13
10.550% (3 Month US LIBOR + 7.750%), 07/05/2021 (a)	991,568	902,327
CTI Foods Holding Co. LLC, TL 2L 06/13
06/28/2021 (c) (d) (g)	3,800,000	316,673
		1,219,000
Health Care Providers & Services - 5.6%
NaviHealth, Inc., TL 1L B 07/18
7.513%, (1 Month US Libor + 5.000%), 08/01/2025 (a)	2,775,451	2,664,433
Paradigm Acquistion Corp., TL 2L 10/18 LC
10.277% (3 Month US LIBOR + 7.500%), 10/26/2026 (a)	555,010	552,235
Press Ganey Holdings, Inc., TL 2L 10/17
8.999% (1 Month US LIBOR + 6.500%), 10/21/2024 (a)	3,044,038	3,040,233
Quorum Health Corp., TL 1L 04/16
9.249% (1 Month US LIBOR + 6.750%), 04/29/2022 (a)	8,326,036	8,323,954
Team Health, Inc., TL 1L 01/17
5.249% (1 Month US LIBOR + 2.750%), 02/06/2024 (a)	4,516,586	4,076,219
		18,657,074
Health Care Technology - 1.8%
Verscend Holding Corp., TL 1L B 07/18
6.999% (1 Month US LIBOR + 4.500%), 08/10/2025 (a)	6,010,396	5,972,831

Hotels, Restaurants & Leisure - 0.5%
Diamond Resorts International, Inc., TL 1L B 06/18
6.249% (1 Month US LIBOR + 3.750%), 09/02/2023 (a)	618,537	584,001
SMG/PA, TL 2L 12/17
9.499%, (1 Month US LIBOR + 7.000%), 01/23/2026 (a)	1,110,960	1,097,073
		1,681,074
IT Services - 2.8%
Access CIG, LLC, TL 2L 02/18
10.457% (3 Month US LIBOR + 7.750%), 02/27/2026 (a)	1,292,375	1,281,603
Sutherland Global Services, Inc., TL 1L 10/14 _US Borrower
8.178% (3 Month US LIBOR + 5.375%), 04/23/2021 (a)	6,585,457	6,250,685
Sutherland Global Services, Inc., TL 1L 10/14_Cayman Borrower
8.178% (3 Month US LIBOR + 5.375%), 04/23/2021 (a)	1,532,945	1,455,018
Systems Maintenance Services Holdings, Inc., TL 1L B 10/16
7.499% (1 Month US LIBOR + 5.000%), 10/30/2023 (a)	575,743	428,928
		9,416,234

	Par†	Value
LEVERAGED LOANS - 72.1% (continued)
Life Sciences Tools & Services - 0.6%
Albany Molecular Research, Inc., TL 2L 07/17
9.499% (1 Month US LIBOR + 7.000%), 08/28/2025 (a)	2,174,190	$2,127,988

Machinery - 6.8%
Accuride Corp., TL 1L B 10/17
8.053% (3 Month US LIBOR + 5.250%), 11/17/2023 (a)	1,009,463	933,753
CPM Holdings, Inc., TL 2L 10/18
10.749% (1 Month US LIBOR + 8.250%), 11/16/2026 (a)	1,655,830	1,645,481
Utility One Source LP, TL 1L 03/17
8.001% (1 Month US LIBOR + 5.500%), 04/18/2023 (a)	7,130,739	7,166,392
WireCo WorldGroup, Inc., TL 1L 07/16
7.499% (1 Month US LIBOR + 5.000%), 09/29/2023 (a) (b)	7,238,084	7,226,792
WireCo WorldGroup, Inc., TL 2L 07/16
11.499% (1 Month US LIBOR + 9.000%), 09/30/2024 (a) (b)	5,918,991	5,918,992
		22,891,410
Media - 1.5%
NEP Broadcasting, LLC, TL 2L 09/18
9.499% (1 Month US LIBOR + 7.000%), 10/19/2026 (a)	5,063,000	4,974,398

Metals & Mining - 10.0%
Foresight Energy, LLC, TL 1L B 03/17
8.249% (1 Month US LIBOR + 5.750%), 03/28/2022 (a)	11,198,433	11,103,974
Sequa Corp., TL 1L B 11/17
7.728% (3 Month US LIBOR + 5.000%), 11/28/2021 (a)	5,946,268	5,857,074
Sequa Corp., TL 2L 04/17
11.751% (3 Month US LIBOR + 9.000%), 04/28/2022 (a)	17,149,877	16,399,570
		33,360,618
Multiline Retail - 2.4%
Belk, Inc., TL 1L B 08/15
7.365% (3 Month US LIBOR + 4.750%), 12/12/2022 (a)	10,148,444	8,115,559

Professional Services - 0.9%
SIRVA Worldwide, Inc., TL 1L 07/18
8.244% (3 Month US LIBOR + 5.500%), 08/02/2025 (a)	1,939,470	1,900,681
SIRVA Worldwide, Inc., TL 2L 07/18
12.244% (3 Month US LIBOR + 9.500%), 08/02/2026 (a)	1,149,740	1,017,520
		2,918,201
Road & Rail - 1.3%
Transplace, TL 2L 09/17
11.258% (1 Month US LIBOR + 8.750%), 10/06/2025 (a)	4,532,039	4,373,418

Software - 9.4%
Applied Systems, Inc., TL 2L 09/17
9.499% (1 Month US LIBOR + 7.000%), 09/19/2025 (a)	6,013,300	6,023,312
iParadigms Holdings LLC, TL 2L 07/14
10.053% (3 Month US LIBOR + 7.250%), 07/29/2022 (a)	5,133,360	5,107,694
Misys Ltd., TL 1L 04/17
6.303% (3 Month US LIBOR + 3.500%), 06/13/2024 (a)	2,908,356	2,797,489
Misys Ltd., TL 2L 04/17 USD
10.053% (3 Month US LIBOR + 7.250%), 06/13/2025 (a)	6,793,176	6,441,358

	Par†	Value
LEVERAGED LOANS - 72.1% (continued)
Software - 9.4% (continued)
P2 Energy Solutions, Inc., TL 1L 10/13
6.600% (3 Month US LIBOR + 4.000%), 10/30/2020 (a)	8,974,566	$8,772,638
Refinitiv, TL 1L B 08/18
6.249% (1 Month US LIBOR + 3.750%), 10/01/2025 (a)	2,559,256	2,462,286
		31,604,777
Specialty Retail - 5.1%
Charlotte Russe, Inc., TL 1L 12/17
8.500%, 02/02/2023 (c) (d) (e)	1,520,010	571,464
Jo-Ann Stores, Inc., TL 1L 09/16
7.761% (3 Month US LIBOR + 5.000%), 10/20/2023 (a)	1,877,420	1,860,992
Jo-Ann Stores, Inc., TL 2L 04/18
12.011% (3 Month US LIBOR + 9.250%), 05/21/2024 (a)	1,713,450	1,672,756
Savers, Inc., TL 1L C 07/12
6.526% (3 Month US LIBOR + 3.750%), 07/09/2019 (a) (c) (d)	8,855,150	8,441,172
Talbots, Inc., TL 1L B 11/18
9.502% (1 Month US LIBOR + 7.000%), 11/28/2022 (a)	4,467,300	4,355,618
		16,902,002
Textiles, Apparel & Luxury Goods - 0.2%
Nine West Holdings, TL 1L 04/18 DIP
10.000%, 03/31/2019 (d) (e)	503,711	507,629

Transportation Infrastructure - 1.1%
Commercial Barge Lines Co., TL 1L B 11/15
11.249% (1 Month US LIBOR + 8.750%), 11/12/2020 (a)	1,689,482	1,207,980
Direct ChassisLink, Inc., TL 2L 11/17
8.499% (1 Month US LIBOR + 6.000%), 06/15/2023 (a)	2,347,058	2,300,117
		3,508,097

TOTAL LEVERAGED LOANS (amortized cost $259,154,175)		241,034,799

HIGH YIELD SECURITIES - 67.4%
Aerospace & Defense - 1.3%
Pattonair Holdings Ltd.
9.000%, 11/01/2022 (b) (f)	3,845,000	3,902,675
Triumph Group, Inc.
7.750%, 08/15/2025	538,000	459,990
		4,362,665
Building Products - 3.9%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (f)	1,753,000	1,639,055
Builders FirstSource, Inc.
5.625%, 09/01/2024 (f)	683,000	653,972
Ply Gem Holdings, Inc.
8.000%, 04/15/2026 (f)	5,232,000	4,970,400
SRS Distribution, Inc.
8.250%, 07/01/2026 (f)	5,855,000	5,664,713
		12,928,140
Chemicals - 1.6%
Akzo Nobel Specialty Chemical
8.000%, 10/01/2026 (b) (f)	3,085,000	3,085,000

	Par†	Value
HIGH YIELD SECURITIES - 67.4% (continued)
Chemicals - 1.6% (continued)
Consolidated Energy Finance SA
6.500%, 05/15/2026 (b) (f)	869,000	$853,792
Cornerstone Chemical Co.
6.750%, 08/15/2024 (f)	1,356,000	1,284,810
		5,223,602
Commercial Services & Supplies - 3.7%
GFL Environmental, Inc.
5.625%, 05/01/2022 (b) (f)	520,000	502,288
Vivint, Inc.
8.750%, 12/01/2020	7,161,000	6,995,402
7.875%, 12/01/2022	2,601,000	2,529,472
7.625%, 09/01/2023	2,747,000	2,280,010
		12,307,172
Communications Equipment - 2.9%
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/2024 (f)	9,135,000	9,820,125

Construction & Engineering - 1.6%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (f)	4,876,000	5,205,130

Construction Materials - 4.2%
Cemex Materials LLC
7.700%, 07/21/2025 (f)	13,776,000	14,051,520

Containers & Packaging - 0.6%
Reynolds Group Holdings, Inc.
7.950%, 12/15/2025	2,002,000	1,991,990

Diversified Consumer Services - 0.3%
Frontdoor, Inc.
6.750%, 08/15/2026 (f)	908,000	903,460

Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.
8.500%, 04/01/2026 (f)	1,500,000	1,364,625

Electric Utilities - 0.2%
Pacific Gas & Electric Co.
6.050%, 03/01/2034 (g) (j)	648,000	567,000

Electronic Equipment, Instruments & Components - 7.6%
Artesyn Embedded Technologies, Inc.
9.750%, 10/15/2020 (f)	9,594,000	8,970,390
Vertiv Group Corp.
9.250%, 10/15/2024 (f)	17,650,000	16,502,750
		25,473,140
Food & Staples Retailing - 0.2%
Albertsons Cos, Inc.
7.500%, 03/15/2026 (f)	673,000	676,365

	Par†		Value
HIGH YIELD SECURITIES - 67.4% (continued)
Health Care Equipment & Supplies - 3.2%
DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (f)	10,337,000		$10,768,053

Health Care Providers & Services - 8.1%
LifePoint Hospitals, Inc.
9.750%, 12/01/2026 (f)	4,133,000		4,148,499
Quorum Health Corp.
11.625%, 04/15/2023	4,983,000		4,609,275
Surgery Partners Holdings, LLC
8.875%, 04/15/2021 (f)	8,070,000		8,271,750
6.750%, 07/01/2025 (f)	3,394,000		3,156,420
Team Health, Inc.
6.375%, 02/01/2025 (f)	7,991,000		6,517,779
Tenet Healthcare Corp.
7.000%, 08/01/2025	538,000		520,859
			27,224,582
Hotels, Restaurants & Leisure - 3.6%
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (f)	12,520,000		12,097,450

Household Products - 2.9%
Steinhoff
4.000%, 01/30/2021 (b) (c) (d) (f)	EUR	6,500,000	6,625,012
1.250%, 08/11/2022 (b) (c) (d) (f)	EUR	3,100,000	3,135,841
			9,760,853
Insurance - 1.1%
Hub International Ltd.
7.000%, 05/01/2026 (f)	3,785,000		3,680,913

Life Sciences Tools & Services - 3.7%
Avantor, Inc.
6.000%, 10/01/2024 (f)	9,962,594		10,208,770
PAREXEL International Corp.
6.375%, 09/01/2025 (f)	2,418,000		2,200,380
			12,409,150
Machinery - 0.0%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (f)	162,000		160,785

Media - 1.3%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (b)	2,779,000		2,539,311
Numericable-SFR
8.125%, 02/01/2027 (b) (f)	1,811,000		1,788,363
			4,327,674
Metals & Mining - 4.0%
Allegheny Technologies, Inc.
7.875%, 08/15/2023	6,536,000		6,993,520
Foresight Energy, LLC
11.500%, 04/01/2023 (f)	7,479,000		6,450,637
			13,444,157

	Par†		Value
HIGH YIELD SECURITIES - 67.4% (continued)
Multiline Retail - 0.1%
J.C. Penney Corp., Inc.
8.125%, 10/01/2019	153,000		$152,235
5.650%, 06/01/2020	60,000		53,100
			205,335

Personal Products - 0.1%
Coty, Inc.
6.500%, 04/15/2026 (f)	372,000		335,730

Pharmaceuticals - 0.3%
Nidda Healthcare Holding AG
7.250%, 09/30/2025 (b) (f)	EUR	940,000	1,096,618

Road & Rail - 4.2%
The Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (f)	14,441,000		13,917,514

Software - 3.8%
CDK Global, Inc.
4.875%, 06/01/2027	4,320,000		4,212,000
Datatel, Inc.
9.000%, 09/30/2023 (f)	6,727,000		6,928,810
RedPrairie Corp.
7.375%, 10/15/2024 (f)	383,000		390,660
Refinitiv
8.250%, 11/15/2026 (f)	1,119,000		1,051,860
			12,583,330
Specialty Retail - 0.0%
Ken Garff Automotive LLC
7.500%, 08/15/2023 (f)	1,000		1,013

Textiles, Apparel & Luxury Goods - 2.0%
Lycra
7.500%, 05/01/2025 (b) (f)	6,852,000		6,569,355

Transportation Infrastructure - 0.3%
Direct ChassisLink, Inc.
10.000%, 06/15/2023 (f)	1,229,000		1,189,057

Wireless Telecommunication Services - 0.2%
Sprint Corp.
6.875%, 11/15/2028	732,000		729,255

TOTAL HIGH YIELD SECURITIES (amortized cost $231,307,053)			225,375,758

	Shares
COMMON STOCKS - 0.9%
Energy Equipment & Services - 0.1%
Proserv Acquisition LLC (b) (c) (d) (e) (g)	114,010		494,845

	Shares		Value
COMMON STOCKS - 0.9% (continued)
Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment Corp. (g)	21,240		$194,134
VICI Properties, Inc.	73,140		1,574,704
			1,768,838
Insurance - 0.3%
Towergate SUN NewCo Common Shares A (b) (c) (d) (e) (g)	GBP	8,597	—
Towergate TopCo Common (b) (c) (d) (e) (g)	GBP	540,649	834,060
			834,060
Specialty Retail - 0.0%
Charlotte Russe, Inc. (c) (d) (e) (g)	3,649		—

TOTAL COMMON STOCKS (cost $4,102,618)			3,097,743

PREFERRED STOCKS - 1.6%
Energy Equipment & Services - 0.1%
Proserv Acquisition LLC
N/A (b) (c) (d) (e) (g)	36,249		409,050
Insurance - 1.5%
Towergate SUN NewCo Preference B
N/A (b) (c) (d) (e) (g)	GBP	3,194,971	4,928,946

TOTAL PREFERRED STOCKS (cost $4,970,177)			5,337,996

CLOSED-END FUNDS - 0.8%
Diversified Financial Services - 0.8%
BlackRock Corporate High Yield Fund, Inc.	86,399		864,854
Nuveen Credit Strategies Income Fund	8,200		63,304
Nuveen Floating Rate Income Opportunity Fund	81,090		778,464
Prudential Global Short Duration High Yield Fund, Inc.	76,277		1,056,436
			2,763,058
TOTAL CLOSED-END FUNDS (cost $2,649,994)			2,763,058

TOTAL INVESTMENTS (amortized cost $502,184,017) (h) — 142.8%			477,609,354
LIABILITIES EXCEEDING OTHER ASSETS, NET - (42.8)%			(143,094,557)
NET ASSETS - 100.0%			$334,514,797

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro.
GBP	Great British Pound.
TL	Term Loan.
(a)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2019.
(b)	Non-U.S. security.
(c)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of January 31, 2019 was $25,757,063 and represented 7.7% of net assets.

(d)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2019 was $26,264,692 and represented 7.9% of net assets.

(e)	Value determined using significant unobservable inputs.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of January 31, 2019 was $190,742,339, which represent 57.0% of net assets.

(g)	Non-income producing security.
(h)	All investments are held as collateral for the Fund’s credit facility.
(i)	Represents unfunded loan commitments.
(j)	Defaulted security.

The following are the details of the restricted securities held by the Fund:

		Acquisition	Amortized		% of Net
Issuer (1)	Par/Shares	date(s)	Cost	Value	Assets
Charlotte Russe, Inc.,
Common Stock	3,649	02/02/2018	$—	$—	—%
Charlotte Russe, Inc.,
TL 1L 12/17	1,520,010	02/02/2018	2,053,362	571,464	0.2%
CTI Foods Holding Co. LLC,
TL 2L 06/13	3,800,000	07/30/2013	3,800,000	316,673	0.1%
Proserv Acquisition LLC,
Common Stock	114,010	05/08/2018	1,585,844	494,845	0.1%
Proserv Acquisition LLC,
Preferred Stock	36,249	05/08/2018	233,307	409,050	0.1%
Savers, Inc.,
TL 1L C 07/12	8,855,150	04/06/2016-07/13/2017	8,721,945	8,441,172	2.5%
Steinhoff, 01/30/2021	6,500,000	03/22/2018-10/08/2018	7,072,961	6,625,012	2.0%
Steinhoff, 08/11/2022	3,100,000	07/25/2018	3,410,034	3,135,841	0.9%
Towergate SUN NewCo
Common Shares A	8,597	04/02/2015	15	—	—%
Towergate SUN NewCo
Preference B	3,194,971	04/02/2015	4,736,870	4,928,946	1.5%
Towergate TopCo Common	540,649	04/02/2015	815,841	834,060	0.3%

(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund’s investments categorized by country of risk as of January 31, 2019:

Country:	(% of Net Assets)
United States	127.8%
Cayman Islands	3.9%
United Kingdom	3.2%
Austria	2.9%
Netherlands	2.9%
Luxembourg	0.8%
France	0.5%
Germany	0.3%
Switzerland	0.3%
Canada	0.2%
142.8%
Liabilities Exceeding Other Assets, Net	(42.8)%
100.0%

The following table presents information about the Fund’s assets measured on a recurring basis as of January 31, 2019 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Leveraged Loans	$—	$239,955,706	$1,079,093	$241,034,799
High Yield Securities	—	225,375,758	—	225,375,758
Preferred Stocks	—	—	5,337,996	5,337,996
Common Stocks	1,768,838	—	1,328,905	3,097,743
Closed-End Funds	2,763,058	—	—	2,763,058
Cash equivalents	3,015,960	—	—	3,015,960
Total Investments in securities and cash equivalents	$7,547,856	$465,331,464	$7,745,994	$480,625,314

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

	Leveraged Loans	Common Stocks	Preferred Stocks
Balance at October 31, 2018	$1,509,823	$1,307,926	$4,764,434
Purchases	152,054	—	—
Sales and Paydowns	(3,829)	—	—
Settlements	(22,168)	—	—
Net change in appreciation/(depreciation)	(555,360)	20,979	573,562
Net realized gain/(loss)	(1,427)	—	—
Balance as of January 31, 2019	$1,079,093	$1,328,905	$5,337,996

Net change in appreciation/(depreciation) on investments held at January 31, 2019	$(555,360)	$20,979	$573,562

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2019:

	Fair Value			Range
Financial	As of	Valuation	Unobservable	(Weighted
Asset	January 31, 2019	Technique(1)	Inputs(2)	Average)(3)
Leveraged Loans(4)	$1,079,093	Liquidation Analysis	EBITDA Multiple	6.3x
Common Stocks	$1,328,905	Market Comparables	LTM EBITDA Multiple	1.1x - 2.9x (2.2x)
			Fwd EBITDA Multiple	0.9x
			Illiquidity Discount	10% - 15% (12%)
Preferred Stocks	$5,337,996	Market Comparables	LTM EBITDA Multiple	1.1x — 2.9x (2.8x)
			Fwd EBITDA Multiple	0.9x
			Illiquidity Discount	10%

(1)         For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)         The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities.

(3)         Weighted average amounts are based on the estimated fair values.

(4)         Of the total $1,079,093 leveraged loans, $571,464 was valued solely using an asset recovery analysis technique.

Item 2. Controls and Procedures.

(a)          The registrant’s President and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Income Opportunities Fund

By (Signature and Title)	/s/Suzanne Donohoe
Suzanne Donohoe, President

Date	3/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Suzanne Donohoe
Suzanne Donohoe, President

Date	3/19/2019

By (Signature and Title)	/s/Thomas Murphy
Thomas Murphy, Treasurer, Chief Accounting Officer, and Chief Financial Officer

Date	3/19/2019